Financial instruments - Liabilities Mature (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Long-term debt obligations	$ 3,321,719
Convertible debentures	470
Advances in aid of construction	63,703
Interest on long-term debt	1,576,974
Purchase obligations	325,326
Environmental obligation	59,181	$ 57,292
Other obligations	155,758
Total obligations	5,605,973
Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	93,198
Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	8,473
Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	1,171
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	334,855
Convertible debentures	0
Advances in aid of construction	1,205
Interest on long-term debt	156,768
Purchase obligations	325,326
Environmental obligation	4,158
Other obligations	33,350
Total obligations	870,000
Due less than 1 year | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	5,277
Due less than 1 year | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	8,473
Due less than 1 year | Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due less than 1 year | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	588
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	420,797
Interest on long-term debt	269,942
Environmental obligation	30,140
Other obligations	0
Total obligations	767,431
Due 2 to 3 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	46,026
Due 2 to 3 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due 2 to 3 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	526
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	825,596
Interest on long-term debt	221,528
Environmental obligation	2,885
Other obligations	0
Total obligations	1,084,502
Due 4 to 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	34,436
Due 4 to 5 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due 4 to 5 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	57
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	1,740,471
Convertible debentures	470
Advances in aid of construction	62,498
Interest on long-term debt	928,736
Environmental obligation	21,998
Other obligations	122,408
Total obligations	2,884,040
Due after 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	7,459
Due after 5 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	$ 0